Fair Value Measurements - Schedule of Fair Value Information on Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 24, 2024
Exchange Note [Member]
Fair Value Measurements
Fair Value	$ 1,028,158	$ 1,499,000
Equity line of credit [Member]
Fair Value Measurements
Fair Value	42,394	80,000
Quantum Convertible Note, related party [Member]
Fair Value Measurements
Fair Value		3,248,000
September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value	2,043,760	2,094,000
Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	31,227	69,621
Fair Value, Recurring [Member] | Exchange Note [Member]
Fair Value Measurements
Fair Value				$ 6,155,925
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	1,028,158	1,499,000		6,155,925
Fair Value, Recurring [Member] | Equity line of credit [Member]
Fair Value Measurements
Fair Value				694,512
Fair Value, Recurring [Member] | Equity line of credit [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Equity line of credit [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Equity line of credit [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	42,394	80,000		694,512
Fair Value, Recurring [Member] | Quantum Convertible Note, related party [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Quantum Convertible Note, related party [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Quantum Convertible Note, related party [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value		3,248,000
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	2,043,760	2,094,000
Fair Value, Recurring [Member] | Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value			$ 619,935	619,935
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	31,227	69,621		619,935
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	$ 0	$ 0		0
Fair Value, Recurring [Member] | Extension Note - Bifurcated Derivative [Member]
Fair Value Measurements
Fair Value				33,000
Fair Value, Recurring [Member] | Extension Note - Bifurcated Derivative [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value				0
Fair Value, Recurring [Member] | Extension Note - Bifurcated Derivative [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value				0
Fair Value, Recurring [Member] | Extension Note - Bifurcated Derivative [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value				33,000
Fair Value, Recurring [Member] | Additional Bridge Notes [Member]
Fair Value Measurements
Fair Value				466,646
Fair Value, Recurring [Member] | Additional Bridge Notes [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value				0
Fair Value, Recurring [Member] | Additional Bridge Notes [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value				0
Fair Value, Recurring [Member] | Additional Bridge Notes [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value				$ 466,646